FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of finance income costs [abstract]
Schedule of Financial Results, Net

	2024	2023	2022
Exchange rate differences:
Foreign exchange gains	7,226,991	26,723,811	5,661,510
Foreign exchange losses	(50,935,535)	(281,968,623)	(55,972,589)
Total	(43,708,544)	(255,244,812)	(50,311,079)
Financial income
Interest from short-term investments	992,223	10,923,697	10,252,429
Effect of discounts on provisions and liabilities	970,666	1,510,462	776,249
Total	1,962,889	12,434,159	11,028,678
Financial expenses
Interest on borrowings	(57,806,723)	(134,692,708)	(38,669,191)
Loss from securities transactions (Note 32.4)	(544,055)	(3,998,429)	(119,594,515)
Interest on leases	(556,625)	(781,604)	(630,003)
Tax interest	(35,033)	(1,342,121)	(1,752,590)
Effect of discounts on receivables	(8,621,255)	(5,154,042)	(5,809,357)
Others	(14,958,828)	(13,702,277)	(6,900,089)
Total	(82,522,519)	(159,671,181)	(173,355,745)